TAXATION (Schedule of Deferred Taxes) (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Income Tax Contingency [Line Items]
Operating Loss Carryforwards	¥ 238,670	$ 34,376
Current Portion [Member]
Income Tax Contingency [Line Items]
Deferred tax assets offset against deferred tax liabilities	¥ 12,234	$ 1,763	¥ 16,867
Minimum [Member]
Income Tax Contingency [Line Items]
Net operating loss carry forwards expiration year	2017
Maximum [Member]
Income Tax Contingency [Line Items]
Net operating loss carry forwards expiration year	2021